Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of significant components of deferred tax assets and liabilities (in thousands)

Significant components of the Company’s deferred tax assets and liabilities at December 31, 2016 and 2015 are as follows (in thousands):

	2016	2015
Deferred tax assets:
Net operating loss carryforwards	$28,271	$20,280
Income tax credit carryforwards	9,268	1,813
Accrued benefits and other	613	643
Stock-based compensation	1,221	—
Property and equipment	20	—
Intangible assets	107	125
Valuation allowance	(39,500)	(22,858)

Net deferred tax assets	—	3

Deferred tax liabilities:
Property and equipment	—	(3)

	$—	$—

Schedule of difference between actual income tax rates and the statutory federal income tax rate

The difference between actual income tax rate for the years ended December 31, 2016, 2015 and 2014, and the statutory federal income tax rate are as follows:

	2016	2015	2014
	% of Pretax Earnings	% of Pretax Earnings	% of Pretax Earnings
Income tax benefit at statutory rate	34.0%	34.0%	34.0%
State income taxes, net of federal tax benefit	3.1%	3.1%	3.1%
Income tax credits	23.7%	2.6%	3.5%
Nondeductible expenses and other	(7.9)%	(1.9)%	(1.0)%
Change in valuation allowance	(52.9)%	(37.8)%	(39.6)%

Income tax expense (benefit)	0.0%	0.0%	0.0%